SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Japanese statutory tax rate	34.59%	34.59%	34.59%	34.59%
Entertainment expenses not deductible	254.00%	177.00%	177.00%	240.00%
Effect of change in income tax rate for deferred tax assets		35.00%	35.00%
Change in valuation allowance	(228.00%)	33.00%	(76.00%)	321.00%
Other adjustments	49.00%	72.00%	181.00%	130.00%
Effective tax rate	35.34%	37.76%	37.76%	41.50%